Financial Instruments and Fair Value Measurements - Interest Rate Swaps (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)
Interest rate swaps and cap floor agreements:
Reclassification of losses on previously designated cash flow hedges associated with capitalized interest to depreciation and amortization	$ (516)	$ (517)
Estimated net amount of existing losses to be reclassified within twelve months	$ 1,035
Interest Rate Swaps
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	7
Notional amount of interest rate swaps	$ 1,700,000